Significant Accounting Policies - Additional Information (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Nov. 03, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2014	Sep. 13, 2011
Significant Accounting Policies [Line Items]
Common stock, shares issued		33,000,000		33,000,000	33,000,000
Restricted Cash and Cash Equivalents				$ 7,900,000
Days for delinquent loans to be charged off				60 days
Goodwill impairment loss		$ 0	$ 0	$ 0
Goodwill		270,246,000	255,869,000	255,862,000	$ 255,869,000	$ 255,875,000
Cost method investments		$ 6,700,000	$ 6,000,000	$ 6,700,000
Deferred income tax assets valuation allowance percentage				50.00%
Spin off percentage							80.00%
Share Received from Spinoff Company	91.50%
Distribution Record Date	Nov. 03, 2014
Fair value percentage decrease in goodwill impairment		10.00%
Unamortized debt issuance cost		$ 13,400,000
Stock options
Significant Accounting Policies [Line Items]
Stock options not included in computation of diluted earnings per share				1,425,196	0	0
Maximum
Significant Accounting Policies [Line Items]
Cash and cash equivalent maturity period		90 days		90 days
Delinquent loans expiry period (in days)		59 days		59 days
Expected period of life of intangible assets				5 years
Maximum | Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment, useful life				5 years
Minimum
Significant Accounting Policies [Line Items]
Delinquent loans expiry period (in days)		1 day		1 day
Expected period of life of intangible assets				3 years
Minimum | Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment, useful life				2 years
Cash America International Inc.
Significant Accounting Policies [Line Items]
Common stock, shares issued								33,000,000